Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000127071 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000127071 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127071 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127071 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127071 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127071 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127071 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127071 | 457187102 | Ingredion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127071 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000127071 | 695156109 | Packaging Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127071 | Technology11135F101
Holdings [Line Items]
Percent of Total Investments	95.10%
C000127071 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.90%
C000127071 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127071 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000127071 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000127071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000127071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000127071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000092837 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000092837 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000092837 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092837 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092837 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092837 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092837 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092837 | 457187102 | Ingredion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092837 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000092837 | 695156109 | Packaging Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092837 | Technology11135F101
Holdings [Line Items]
Percent of Total Investments	95.10%
C000092837 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092837 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092837 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000092837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000092837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000092837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%